ORGANIZATION	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1.	ORGANIZATION

ZJK Industrial Co., Ltd. (“Zhongjinke”) and its consolidated subsidiaries (collectively referred to as the “Company”) are in the business of manufacturing and sale of hardware products. The Company mainly sells its hardware products to customers in People’s Republic of China (“PRC”) and aspires to sell to customers globally including the US market.

Zhongjinke is a holding company incorporated in the Cayman Islands on May 11, 2022, under the Cayman Islands Act as an exempted company with limited liability. Zhongjinke has no substantive operations other than conducting its business through its PRC operating entities, mainly Shenzhen Zhongjinke Hardware Products Co., Ltd (“Zhongjinke Shenzhen”), and Zhongke Precision Components (Guangdong) Co., Ltd. (“Zhongke Components”).

Business Reorganization

In anticipation of an IPO of its equity securities, Zhongjinke undertook a series of reorganization which was completed on March 28, 2023. The reorganization involved the incorporation of Zhongjinke, ZJK Enterprises Group (BVI) Company Limited (“Zhongjinke BVI”), ZJK Industrial Group HongKong Limited (“Zhongjinke HK”) in May 2022, and execution of Share Exchange Agreement among Zhongke Chuangwei (Shenzhen) International Holdings Limited (“Zhongjinke WFOE”). On June 13, 2022, Zhongjinke BVI established Zhongjinke HK which was incorporated in Hong Kong with a registered capital of HKD1 and wholly owned by Zhongjinke BVI. On January 6, 2023, Zhongjinke HK acquired Galaxy Exploration Investment Holding Limited (“Galaxy Investment”) by the consideration of 1,500,000 ordinary shares of ZJK Industrial Co., Ltd., through which, Galaxy Investment is wholly owned by Zhongjinke HK and Zhongjinke BVI.

Zhongjinke Shenzhen and Galaxy Investment signed a “Share Exchange Agreement” in March 2023 whereby Zhongjinke WFOE took control of Zhongjinke Shenzhen and its subsidiaries by exchanging 99.225% of the outstanding shares of Zhongjinke Shenzhen with ordinary shares of Zhongjinke WFOE, remaining 0.775% of the outstanding shares of Zhongjinke Shenzhen are held by Galaxy Investment.

Due to the fact that Zhongjinke and its subsidiaries were effectively controlled by the same group of shareholders immediately before and after the reorganization completed in March 2023, as described above, the reorganization was accounted for as a recapitalization. As a result, the Company’s consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented.

As of the issuance date of this financial report, the details of subsidiaries are as follows. All subsidiaries are owned by Zhongjinke through equity investment. We do not have a variable interest entity structure.

Entity name	Registered Location	Percentage of direct ownership	Date of incorporation	Principal activities
Zhongjinke BVI	BVI	100% owned by the Zhongjinke	May 24, 2022	Investment holdings
Zhongjinke HK	Hong Kong	100% owned by Zhongjinke BVI	June 13, 2022	Investment holdings
Zhongjinke WFOE	Shenzhen	100% owned by Zhongjinke HK	December 19, 2022	Investment holdings
Galaxy Investment	BVI	100% owned by Zhongjinke HK	March 16, 2022	Investment holdings
Zhongjinke Shenzhen	Shenzhen	99.225% owned by Zhongjinke WFOE and 0.775% owned by Galaxy Investment	July 18, 2011	Manufacturing and selling hardware products
Zhongke Components	Qingyuan	100% owned by Zhongjinke Shenzhen	April 16, 2021	Manufacturing and selling hardware products

Nanjing Zhongjinke Hardware Products Co., Ltd (“Zhongjinke Nanjing”)	Nanjing	51% by Zhongjinke Shenzhen	May 3, 2016	Selling hardware products
ZIK Precision HK Limited (“ZJK Precision HK”)	Hong Kong	100% owned by Zhongjinke Shenzhen	July 27, 2023	Manufacturing and selling hardware products
ZJK Vietnam Precision Components Company Limited (“ZJK Precision Vietnam”)	Vietnam	93% owned by ZJK Precision HK	April 26, 2024	Manufacturing and selling hardware products
Shenzhen Zhongte Fluid Technology Co., Ltd. (“Zhongte Fluid”)	Shenzhen	60% owned by Zhongjinke Shenzhen	May 22, 2025	Manufacturing and selling hardware products
Intel Precision Components (Longyan) Co., Ltd. (“Intel Longyan”)	Longyan	100% owned by Zhongjinke Shenzhen	July 2, 2025	Manufacturing and selling hardware products
Zhongjinke Precision Parts (Sichuan) Co., Ltd. (“Zhongjinke Sichuan”)	Meishan	100% owned by Zhongjinke Shenzhen	August 1, 2025	Manufacturing and selling hardware products